Pension and Other Postretirement Benefits (Details 2) - USD ($) $ in Millions		1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 01, 2015	Dec. 31, 2014	Sep. 30, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Benefit obligation and fair value of plan assets by pension plans
Fair value of plan assets					$ 700.7
Benefit obligation					(768.6)
Pension Plans
Pre-tax amounts recognized in accumulated other comprehensive loss
Prior service cost (benefit)		$ 1.2		$ 1.2	1.5
Net actuarial loss		107.9		107.9	58.2
Pre-tax amounts recognized in accumulated other comprehensive loss, total		109.1		109.1	59.7
Net periodic benefit cost and other amounts recognized in accumulated other comprehensive loss:
Service cost				13.3	17.8	$ 12.4
Interest cost				34.7	32.8	34.4
Expected return on plan assets				(35.9)	(32.6)	(34.6)
Settlement charge				9.7	0.0	0.0
Special termination benefits				0.3	0.0	0.0
Curtailment loss (gain)				0.0	0.0	0.0
Amortization of transition obligation				0.0	0.0	0.0
Amortization of prior service cost (benefit)				0.2	0.2	0.1
Amortization of actuarial loss				1.7	10.5	9.8
Net periodic benefit cost (income)				24.0	28.7	22.1
Net actuarial loss (gain)				77.9	(45.4)	9.1
Prior service cost				0.0	0.0	1.7
Curtailment effects				(14.5)
Settlement effects				(9.7)
Amortization of prior service (cost) benefit				(0.2)	(0.2)	(0.1)
Amortization of actuarial loss				(1.7)	(10.5)	(9.8)
Total recognized in accumulated other comprehensive loss				51.8	(56.1)	0.9
Total recognized in net periodic benefit cost and accumulated other comprehensive loss				75.8	(27.4)	23.0
Amounts that will be amortized from accumulated other comprehensive income into net periodic benefit cost in 2014:
Prior service cost (benefit)				0.1
Net actuarial loss				5.6
Benefit obligation and fair value of plan assets by pension plans
Fair value of plan assets		664.8		664.8	700.7	719.9
Benefit obligation		(787.8)		(787.8)	(768.6)	(832.4)
Accumulated benefit obligation		(727.6)		(727.6)	(706.3)
Net periodic benefit cost (income)				24.0	28.7	$ 22.1
Employer contributions				20.4	$ 6.6
Consolidated pension funding contributions for 2015				19.0
Expected future pension and retiree medical benefit payments:
2015		39.1		39.1
2016		40.6		40.6
2017		42.3		42.3
2018		43.7		43.7
2019		45.1		45.1
2020-2024		$ 241.9		$ 241.9
Assumptions used in determining the benefit obligations and expense:
Weighted average discount rate - obligation (as a percent)		4.00%		4.00%	4.80%	4.00%
Weighted average discount rate - expense (as a percent)				4.80%	4.00%	4.60%
Weighted average rate of increase in future compensation (as a percent)		4.30%		4.30%	3.90%	4.00%
Weighted average expected long-term rate of return on assets-expense (as a percent)				5.50%	5.10%	5.70%
Pension Plans | Subsequent Event
Assumptions used in determining the benefit obligations and expense:
Weighted average expected long-term rate of return on assets-expense (as a percent)	4.80%
U.S plan
Net periodic benefit cost and other amounts recognized in accumulated other comprehensive loss:
Settlement charge		$ 9.7
CF U.S. Plan
Net periodic benefit cost and other amounts recognized in accumulated other comprehensive loss:
Net periodic benefit cost (income)				$ 20.7	$ 23.6
Benefit obligation and fair value of plan assets by pension plans
Fair value of plan assets		536.0		536.0	579.0
Benefit obligation		(655.4)		(655.4)	(645.7)
Accumulated benefit obligation		(610.3)		(610.3)	(597.0)
Net periodic benefit cost (income)				20.7	23.6
Employer contributions				$ 14.7	0.0
Current target asset allocation
Non-equity (as a percent)				80.00%
Equity (as a percent)				20.00%
CF Canadian Plan
Net periodic benefit cost and other amounts recognized in accumulated other comprehensive loss:
Net periodic benefit cost (income)				$ 3.5	5.0
Benefit obligation and fair value of plan assets by pension plans
Fair value of plan assets		56.4		56.4	50.0
Benefit obligation		(63.8)		(63.8)	(55.9)
Accumulated benefit obligation		(51.0)		(51.0)	(44.1)
Net periodic benefit cost (income)				3.5	5.0
Employer contributions				$ 4.1	4.6
Current target asset allocation
Non-equity (as a percent)				60.00%
Equity (as a percent)				40.00%
Terra Canadian Plan
Net periodic benefit cost and other amounts recognized in accumulated other comprehensive loss:
Net periodic benefit cost (income)				$ (0.2)	0.1
Benefit obligation and fair value of plan assets by pension plans
Fair value of plan assets		72.4		72.4	71.7
Benefit obligation		(68.6)		(68.6)	(67.0)
Accumulated benefit obligation		(66.3)		(66.3)	(65.2)
Net periodic benefit cost (income)				(0.2)	0.1
Employer contributions				$ 1.6	2.0
Current target asset allocation
Non-equity (as a percent)				75.00%
Equity (as a percent)				25.00%
Retiree Medical
Pre-tax amounts recognized in accumulated other comprehensive loss
Prior service cost (benefit)		(5.9)		$ (5.9)	0.3
Net actuarial loss		12.9		12.9	9.4
Pre-tax amounts recognized in accumulated other comprehensive loss, total		7.0		7.0	9.7
Net periodic benefit cost and other amounts recognized in accumulated other comprehensive loss:
Service cost				0.1	0.3	$ 2.1
Interest cost				2.4	2.4	3.3
Expected return on plan assets				0.0	0.0	0.0
Settlement charge				0.0	0.0	0.0
Special termination benefits				0.0	0.0	0.0
Curtailment loss (gain)				2.0	0.0	(10.9)
Amortization of transition obligation				0.0	0.0	0.3
Amortization of prior service cost (benefit)				(0.9)	0.1	0.1
Amortization of actuarial loss				0.3	0.6	0.6
Net periodic benefit cost (income)				3.9	3.4	(4.5)
Net actuarial loss (gain)				3.8	(0.9)	0.7
Prior service cost				(7.0)	0.0	0.0
Curtailment effects			$ 13.4			(13.4)
Amortization of transition obligation				0.0	0.0	(0.3)
Amortization of prior service (cost) benefit				0.9	(0.1)	(0.1)
Amortization of actuarial loss				(0.3)	(0.6)	(0.5)
Total recognized in accumulated other comprehensive loss				(2.6)	(1.6)	(13.6)
Total recognized in net periodic benefit cost and accumulated other comprehensive loss				1.3	1.8	(18.1)
Reduction in certain retiree medical benefits						24.3
Reduction in certain retiree medical benefits recognized in net periodic benefit plan cost (income) recorded in cost of sales						9.6
Reduction in certain retiree medical benefits recognized in net periodic benefit plan cost (income) recorded in selling, general and administrative expense						1.3
Amounts that will be amortized from accumulated other comprehensive income into net periodic benefit cost in 2014:
Prior service cost (benefit)				(1.2)
Net actuarial loss				0.6
Benefit obligation and fair value of plan assets by pension plans
Benefit obligation		(62.4)		(62.4)	(66.3)	(69.6)
Net periodic benefit cost (income)				3.9	3.4	$ (4.5)
Employer contributions				4.9	$ 4.8
Expected future pension and retiree medical benefit payments:
2015		5.2		5.2
2016		5.1		5.1
2017		5.1		5.1
2018		5.1		5.1
2019		5.0		5.0
2020-2024		$ 19.1		$ 19.1
Assumptions used in determining the benefit obligations and expense:
Weighted average discount rate - obligation (as a percent)		3.60%		3.60%	4.20%	3.30%
Weighted average discount rate - expense (as a percent)				4.20%	3.30%	4.30%
Defined benefit plan, pre-65 health care cost trend rate assumed for next fiscal year				7.25%	7.50%
Defined benefit plan, pre-65 ultimate health care cost trend rate for 2024				5.00%	5.00%
Defined benefit plan, post-65 health care cost trend rate assumed for next fiscal year				6.75%	7.00%
Defined benefit plan, post-65 ultimate health care cost trend rate for 2022				5.00%	5.00%
Effect of one-percentage point change on the assumed health care cost trend rate:
Effect of one-percentage-point increase on total of service and interest cost components for 2013				$ 0.3
Effect of one-percentage-point decrease on total of service and interest cost components for 2013				(0.2)
Effect of one-percentage-point increase on benefit obligation at the end of the period				7.2
Effect of one-percentage-point decrease on benefit obligation at the end of the period				$ (6.0)